Intangible Assets - Summary of Carrying Value of Goodwill (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 2,111	£ 2,030
North America [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	930	1,013
Core [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	701	641
Pearson VUE [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	£ 480	£ 376